Segmentation of key figures (Details 6) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,781	$ 12,956	$ 25,312	$ 25,367
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		0.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,461	10,559	$ 20,637	20,663
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		0.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Promoted brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,931	7,415	$ 15,513	14,354
Innovative Medicines | Promoted brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		8.00%
Net sales, change in %, cc	13.00%		13.00%
Innovative Medicines | Promoted brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,647	1,623	$ 3,184	3,152
Innovative Medicines | Promoted brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		1.00%
Net sales, change in %, cc	8.00%		7.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 498	523	$ 959	1,038
Innovative Medicines | Promoted brands [member] | Hematology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(8.00%)
Net sales, change in %, cc	0.00%		(4.00%)
Innovative Medicines | Promoted brands [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 534	513	$ 1,025	976
Innovative Medicines | Promoted brands [member] | Hematology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		5.00%
Net sales, change in %, cc	10.00%		10.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398	398	$ 787	761
Innovative Medicines | Promoted brands [member] | Hematology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		3.00%
Net sales, change in %, cc	11.00%		13.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 136	147	$ 263	298
Innovative Medicines | Promoted brands [member] | Hematology [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(12.00%)
Net sales, change in %, cc	1.00%		(6.00%)
Innovative Medicines | Promoted brands [member] | Hematology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 49	42	$ 93	79
Innovative Medicines | Promoted brands [member] | Hematology [member] | Adakveo [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		18.00%
Net sales, change in %, cc	17.00%		19.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 31		$ 56
Innovative Medicines | Promoted brands [member] | Hematology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	1		1
Innovative Medicines | Promoted brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,095	1,025	$ 2,097	1,973
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		6.00%
Net sales, change in %, cc	12.00%		11.00%
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 452	425	$ 855	818
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		5.00%
Net sales, change in %, cc	13.00%		10.00%
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 308	225	$ 547	420
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	37.00%		30.00%
Net sales, change in %, cc	43.00%		36.00%
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 124	153	$ 253	296
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(19.00%)		(15.00%)
Net sales, change in %, cc	(14.00%)		(10.00%)
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 86	118	$ 211	240
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(12.00%)
Net sales, change in %, cc	(23.00%)		(10.00%)
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Piqray [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 85	82	$ 158	160
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Piqray [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		(1.00%)
Net sales, change in %, cc	5.00%		(1.00%)
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Tabrecta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 30	22	$ 61	39
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Tabrecta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	36.00%		56.00%
Net sales, change in %, cc	39.00%		55.00%
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 10		$ 12
Innovative Medicines | Promoted brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,902	1,777	$ 3,715	3,421
Innovative Medicines | Promoted brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		9.00%
Net sales, change in %, cc	13.00%		14.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,275	1,175	$ 2,434	2,228
Innovative Medicines | Promoted brands [member] | Immunology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		9.00%
Net sales, change in %, cc	12.00%		12.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 275	247	$ 560	503
Innovative Medicines | Promoted brands [member] | Immunology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		11.00%
Net sales, change in %, cc	20.00%		19.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 352	355	$ 720	690
Innovative Medicines | Promoted brands [member] | Immunology [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		4.00%
Net sales, change in %, cc	11.00%		14.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties			$ 1
Innovative Medicines | Promoted brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,314	1,224	$ 2,610	2,402
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		9.00%
Net sales, change in %, cc	12.00%		13.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 555	721	$ 1,160	1,428
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(23.00%)		(19.00%)
Net sales, change in %, cc	(19.00%)		(15.00%)
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 379	315	$ 742	634
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		17.00%
Net sales, change in %, cc	26.00%		22.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Mayzent [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 85	69	$ 164	124
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Mayzent [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		32.00%
Net sales, change in %, cc	29.00%		37.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 55	53	$ 109	100
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Aimovig [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		9.00%
Net sales, change in %, cc	13.00%		17.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239	66	$ 434	116
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	262.00%		274.00%
Net sales, change in %, cc	270.00%		280.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1		$ 1
Innovative Medicines | Promoted brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,147	888	$ 2,254	1,678
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	29.00%		34.00%
Net sales, change in %, cc	35.00%		39.00%
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,125	886	$ 2,218	1,675
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	27.00%		32.00%
Net sales, change in %, cc	33.00%		37.00%
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 22	2	$ 36	3
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 826	878	$ 1,653	1,728
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(4.00%)
Net sales, change in %, cc	3.00%		2.00%
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 501	551	$ 1,021	1,096
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(7.00%)
Net sales, change in %, cc	0.00%		0.00%
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Xiidra [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 126	118	$ 233	226
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Xiidra [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		3.00%
Net sales, change in %, cc	8.00%		3.00%
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Beovu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 54	47	$ 102	86
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Beovu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		19.00%
Net sales, change in %, cc	25.00%		27.00%
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Other Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 19	12	$ 39	21
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Other Respiratory [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	58.00%		86.00%
Net sales, change in %, cc	84.00%		108.00%
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 126	150	$ 258	299
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Ultibro Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)		(14.00%)
Net sales, change in %, cc	(7.00%)		(6.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,530	3,144	$ 5,124	6,309
Innovative Medicines | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(20.00%)		(19.00%)
Net sales, change in %, cc	(14.00%)		(14.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 318	359	$ 638	717
Innovative Medicines | Established Brands [member] | Established Brands [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(11.00%)
Net sales, change in %, cc	(9.00%)		(9.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 194	263	$ 392	535
Innovative Medicines | Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(26.00%)		(27.00%)
Net sales, change in %, cc	(22.00%)		(24.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 143	264	$ 281	518
Innovative Medicines | Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(46.00%)		(46.00%)
Net sales, change in %, cc	(42.00%)		(42.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 84	147	$ 194	300
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(43.00%)		(35.00%)
Net sales, change in %, cc	(39.00%)		(31.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 222	280	$ 438	542
Innovative Medicines | Established Brands [member] | Established Brands [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(19.00%)
Net sales, change in %, cc	(11.00%)		(10.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 159	190	$ 350	404
Innovative Medicines | Established Brands [member] | Established Brands [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)		(13.00%)
Net sales, change in %, cc	(10.00%)		(9.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 199	247	$ 399	501
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(19.00%)		(20.00%)
Net sales, change in %, cc	(15.00%)		(17.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 83	109	$ 173	216
Innovative Medicines | Established Brands [member] | Established Brands [member] | Zortress/Certican [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(24.00%)		(20.00%)
Net sales, change in %, cc	(14.00%)		(12.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 80	93	$ 162	187
Innovative Medicines | Established Brands [member] | Established Brands [member] | Neoral/Sandimmun(e) [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		(13.00%)
Net sales, change in %, cc	(7.00%)		(7.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 82	96	$ 167	182
Innovative Medicines | Established Brands [member] | Established Brands [member] | Voltaren/Cataflam [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)		(8.00%)
Net sales, change in %, cc	(7.00%)		(1.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 27		$ 76
Innovative Medicines | Established Brands [member] | Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 939	$ 1,096	$ 1,854	$ 2,207
Innovative Medicines | Established Brands [member] | Established Brands [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		(16.00%)
Net sales, change in %, cc	(9.00%)		(12.00%)